STOCK OPTIONS AND WARRANTS (Detail Textuals 4) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended
	Feb. 24, 2012	Jun. 30, 2013	Dec. 31, 2011	Feb. 13, 2012	May 30, 2013 California	Feb. 24, 2012 California	Apr. 25, 2013 California	Feb. 24, 2012 Warrants	Feb. 24, 2012 Warrants California	Feb. 24, 2012 Record Shareholders [Member]	May 30, 2013 Record Shareholders [Member] California
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares to be purchased under rights				6,363,674				6,363,674		6,422,124
Number of warrants granted and outstanding					6,422,124		58,450		58,450		58,450
Date of warrants expiry	Dec. 31, 2013				Nov. 12, 2012	Dec. 13, 2013
Number of warrants exercisable	3,211,062							3,181,837	29,225
Exercise price of warrants	5.00							5.00	5
Number of warrants exercisable one	3,211,062							3,181,837	29,225
Exercise price of warrants one	10.00							10.00	10
Number of warrants Issued					6,422,124
Stock option granted,Value		$ 2,720	$ 187,500